VOLUNTARY REMEDIATION (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Sep. 26, 2014	Oct. 10, 2014
Regulatory Liabilities [Line Items]
Amount of cash remediation obligation deposited (percent)	10.00%
Plan costs	$ 13.5
Administrative expense	1.0
Subsequent Event
Regulatory Liabilities [Line Items]
Escrow deposit		8.4
MCFC | Subsequent Event
Regulatory Liabilities [Line Items]
Related Party Deposit Liabilities		$ 9.0